Supplement dated December 1, 2025
to the following statutory prospectus(es):
Monument Advisor Select New York dated May 1, 2025
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
Effective January 1, 2026, Nationwide will no longer accept new applications for this contract. Accordingly, the following sentence is added to the cover page of the prospectus:
"As of January 1, 2026, the contract described in this prospectus is no longer available for purchase."
PROS-1131